Document and Entity Information	Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	MOMENTA PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0001235010
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 30, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-50797
Entity Tax Identification Number	04-3561634
Entity Address, Address Line One	301 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	491-9700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	MNTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false